Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ACTIVE INTERNATIONAL ALLOCATION PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Active International Allocation Portfolio seeks long-term capital appreciation by investing primarily, in accordance with country and sector weightings determined by the Adviser, Morgan Stanley Investment Management Inc., in equity securities of non-U.S. issuers which, in the aggregate, replicate broad market indices.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. For shareholders of Class P and Class H shares, you may qualify for sales charge discounts if the cumulative net asset value ("NAV") of Class P or Class H shares of the Portfolio purchased in a single transaction, together with the NAV of all Class P or Class H shares of portfolios of Morgan Stanley Institutional Fund, Inc. (the "Fund") or portfolios of Morgan Stanley Institutional Fund Trust held in related accounts, amounts to $25,000 or more with respect to Class P and $50,000 or more with respect to Class H. More information about these and other discounts is available from your financial adviser and in the "Shareholder Information—How To Purchase Class P and Class H Shares" section on page 62 of this Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Total Annual Portfolio Operating Expenses or in the Example, affect Portfolio performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 27% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	27.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Adviser seeks to maintain a diversified portfolio of international equity securities based on a top-down approach that emphasizes region, country, sector and industry selection and weighting rather than individual stock selection. The Adviser seeks to capitalize on the significance of region, country, sector and industry selection in international equity portfolio returns by over and underweighting countries and/or sectors based primarily on three factors: (i) valuation; (ii) dynamics/fundamental change; and (iii) market momentum/technicals.

The Adviser's Active International Allocation team analyzes both the global economic environment and the economies of countries throughout the world, focusing mainly on the industrialized countries comprising the Morgan Stanley Capital International ("MSCI") Europe, Australasia, Far East Index (the "MSCI EAFE Index"). The Adviser—on an ongoing basis—establishes the proportion or weighting for each region, country, sector and/or industry (e.g., overweight, underweight or neutral) relative to the MSCI EAFE Index and within each region, country, sector and/or industry, will try to broadly replicate, in the aggregate, the performance of a broad local market index by investing in "baskets" of common stocks and other equity securities. In most cases, the local MSCI index for that country will be one of the broad local market indices. The equity securities in which the Portfolio may invest include common stock, preferred stock, convertible securities, depositary receipts, rights and warrants.

The Portfolio may invest in emerging market or developing countries and, with regard to such investments, may make global, regional and sector allocations to emerging markets, as well as allocations to specific emerging market or developing countries. The Portfolio may also use derivative instruments as discussed below. These derivative instruments used by the Portfolio will be counted toward the Portfolio's exposure in the types of securities listed above to the extent they have economic characteristics similar to such securities. The Adviser generally considers selling an investment when it determines the company no longer satisfies its investment criteria.

The Portfolio may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps, contracts for difference ("CFDs") and other related instruments and techniques. The Portfolio may utilize foreign currency forward exchange contracts, which are also derivatives, in connection with its investments in foreign securities. Derivative instruments used by the Portfolio will be counted toward the Portfolio's exposure in the types of securities listed above to the extent they have economic characteristics similar to such securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no assurance that the Portfolio will achieve its investment objective and you can lose money investing in this Portfolio. The principal risks of investing in the Portfolio include:

•  Equity Securities. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. To the extent that the Portfolio invests in convertible securities, and the convertible security's investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

•  Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. In addition, investments in certain foreign markets, which have historically been considered stable, may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Moreover, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. The risks of investing in emerging market countries are greater than risks associated with investments in foreign developed countries. In addition, the Portfolio's investments may be denominated in foreign currencies and therefore, to the extent unhedged, the value of the investment will fluctuate with the U.S. dollar exchange rates. To the extent hedged by use of foreign currency forward exchange contracts, the precise matching of foreign currency forward exchange contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. There is additional risk that such transactions reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken and that foreign currency forward exchange contracts create exposure to currencies in which the Portfolio's securities are not denominated. The use of foreign currency forward exchange contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract.

•  Derivatives. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	There is no assurance that the Portfolio will achieve its investment objective and you can lose money investing in this Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class I shares' performance from year-to-year and by showing how the Portfolio's average annual returns for the past one, five and 10 year periods compare with those of a broad measure of market performance, as well as an index that represents a group of similar mutual funds, over time. The performance of the other Classes, which is shown in the table below, will differ because the Classes have different ongoing fees. The Portfolio's returns in the table include the maximum applicable sales charge for Class P and assume you sold your shares at the end of each period (unless otherwise noted). The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future. Updated performance information is available online at www.morganstanley.com/im.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class I shares' performance from year-to-year and by showing how the Portfolio's average annual returns for the past one, five and 10 year periods compare with those of a broad measure of market performance, as well as an index that represents a group of similar mutual funds, over time.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.morganstanley.com/im
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns-Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
High Quarter	6/30/09	24.16%
Low Quarter	9/30/11	–20.43%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	High Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.16%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Low Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.43%)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The Portfolio's returns in the table include the maximum applicable sales charge for Class P and assume you sold your shares at the end of each period (unless otherwise noted).
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for the Portfolio's other Classes will vary from Class I shares' returns.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods, as applicable.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. After-tax returns for the Portfolio's other Classes will vary from Class I shares' returns. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods, as applicable.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the calendar periods ended December 31, 2012)
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Past One Year	rr_AverageAnnualReturnYear01	17.32%	[1]
Average Annual Returns, Past Five Years	rr_AverageAnnualReturnYear05	(3.69%)	[1]
Average Annual Returns, Past Ten Years	rr_AverageAnnualReturnYear10	8.21%	[1]
Lipper International Large-Cap Core Funds Index (reflects no deduction for taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Past One Year	rr_AverageAnnualReturnYear01	18.75%	[2]
Average Annual Returns, Past Five Years	rr_AverageAnnualReturnYear05	(3.93%)	[2]
Average Annual Returns, Past Ten Years	rr_AverageAnnualReturnYear10	7.38%	[2]
CLASS I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Advisory Fee	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Shareholder Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.98%	[3]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[3]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.90%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	92
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	287
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	498
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,108
Annual Return 2003	rr_AnnualReturn2003	33.65%
Annual Return 2004	rr_AnnualReturn2004	16.64%
Annual Return 2005	rr_AnnualReturn2005	14.85%
Annual Return 2006	rr_AnnualReturn2006	24.34%
Annual Return 2007	rr_AnnualReturn2007	15.30%
Annual Return 2008	rr_AnnualReturn2008	(39.25%)
Annual Return 2009	rr_AnnualReturn2009	27.26%
Annual Return 2010	rr_AnnualReturn2010	8.95%
Annual Return 2011	rr_AnnualReturn2011	(14.56%)
Annual Return 2012	rr_AnnualReturn2012	17.30%
Average Annual Returns, Past One Year	rr_AverageAnnualReturnYear01	17.30%
Average Annual Returns, Past Five Years	rr_AverageAnnualReturnYear05	(3.33%)
Average Annual Returns, Past Ten Years	rr_AverageAnnualReturnYear10	8.04%
CLASS I | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Past One Year	rr_AverageAnnualReturnYear01	17.15%
Average Annual Returns, Past Five Years	rr_AverageAnnualReturnYear05	(3.66%)
Average Annual Returns, Past Ten Years	rr_AverageAnnualReturnYear10	7.48%
CLASS I | After Taxes on Distributions and Sale of Portfolio Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Past One Year	rr_AverageAnnualReturnYear01	11.65%
Average Annual Returns, Past Five Years	rr_AverageAnnualReturnYear05	(2.75%)
Average Annual Returns, Past Ten Years	rr_AverageAnnualReturnYear10	7.04%
CLASS P
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Advisory Fee	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Shareholder Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.23%	[3]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[3]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.15%	[3]
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	For shareholders of Class P and Class H shares, you may qualify for sales charge discounts if the cumulative net asset value ("NAV") of Class P or Class H shares of the Portfolio purchased in a single transaction, together with the NAV of all Class P or Class H shares of portfolios of Morgan Stanley Institutional Fund, Inc. (the "Fund") or portfolios of Morgan Stanley Institutional Fund Trust held in related accounts, amounts to $25,000 or more with respect to Class P and $50,000 or more with respect to Class H.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	636
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	871
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,125
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,849
Average Annual Returns, Past One Year	rr_AverageAnnualReturnYear01	10.90%	[4]
Average Annual Returns, Past Five Years	rr_AverageAnnualReturnYear05	(4.59%)	[4]
Average Annual Returns, Past Ten Years	rr_AverageAnnualReturnYear10	7.18%	[4]
Class H
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Advisory Fee	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Shareholder Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.23%	[3]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[3]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.15%	[3]
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	For shareholders of Class P and Class H shares, you may qualify for sales charge discounts if the cumulative net asset value ("NAV") of Class P or Class H shares of the Portfolio purchased in a single transaction, together with the NAV of all Class P or Class H shares of portfolios of Morgan Stanley Institutional Fund, Inc. (the "Fund") or portfolios of Morgan Stanley Institutional Fund Trust held in related accounts, amounts to $25,000 or more with respect to Class P and $50,000 or more with respect to Class H.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	587
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	823
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,078
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,806
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Class H and Class L shares of the Portfolio had not completed a full calendar year of operations as of December 31, 2012 and therefore Class H and Class L do not have annualized return information to report.
Average Annual Returns, Past One Year	rr_AverageAnnualReturnYear01		[5]
Average Annual Returns, Past Five Years	rr_AverageAnnualReturnYear05		[5]
Average Annual Returns, Past Ten Years	rr_AverageAnnualReturnYear10		[5]
Class L
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Advisory Fee	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Shareholder Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.73%	[3]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[3]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.65%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	168
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	520
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	897
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,955
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Class H and Class L shares of the Portfolio had not completed a full calendar year of operations as of December 31, 2012 and therefore Class H and Class L do not have annualized return information to report.
Average Annual Returns, Past One Year	rr_AverageAnnualReturnYear01		[5]
Average Annual Returns, Past Five Years	rr_AverageAnnualReturnYear05		[5]
Average Annual Returns, Past Ten Years	rr_AverageAnnualReturnYear10		[5]

[1]	The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the international equity market performance of developed markets, excluding the United States and Canada. The term "free float" represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The MSCI EAFE Index currently consists of 22 developed market country indices. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. "Net dividends" reflects a reduction in dividends after taking into account withholding of taxes by certain foreign countries represented in the Index. It is not possible to invest directly in an index.
[2]	The Lipper International Large-Cap Core Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper International Large-Cap Core Funds classification. There are currently 30 funds represented in this Index.
[3]	The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.90% for Class I, 1.15% for Class P, 1.15% for Class H and 1.65% for Class L. The fee waivers and/or expense reimbursements will continue for at least two years from the date of the applicable Reorganization (defined herein) or until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.
[4]	The historical performance of Class P shares has been restated to reflect the current maximum initial sales charge of 5.25%.
[5]	Class H and Class L shares of the Portfolio had not completed a full calendar year of operations as of December 31, 2012 and therefore Class H and Class L do not have annualized return information to report. The returns for Class H and Class L shares would be lower than the returns for Class I shares of the Portfolio as expenses of Class H and Class L are higher. Return information for the Portfolio's Class H and Class L shares will be shown in future prospectuses offering the Portfolio's Class H and Class L shares after the Portfolio's Class H and Class L shares have a full calendar year of return information to report.